Balance Sheets (Parenthetical) (10Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000